Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
22. Subsequent event

On February 22, 2019, the Group entered into a definitive agreement with Suzhou Industrial Park Land and Resources Bureau (the “Bureau”), for the Bureau to repurchase the State-owned Construction Land Use Right (Land Registered No. 43622) with a total consideration of
RMB53 million.
The Group derecognized the land use right upon transfer of title and receipt of the proceeds.